Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of significant components of the company's deferred tax asset
	December 31,	December 31,
	2022	2021
	USD thousands	USD thousands
Net operating loss carry-forwards	36,550	33,396
Share-based compensation expense	1,774	1,147
Research and development costs	2,858	1,449
Other	13	38
Gross deferred tax assets	41,195	36,030
Less - Valuation allowance	(41,195)	(36,030)

Net deferred tax assets	-	-

Schedule of roll forward of valuation allowance
Balance at January 1, 2021	$6,200
Currency transaction loss	2,425
Tax assets acquired through merger	24,535
Income tax expense	2,870
Balance at December 31, 2021	$36,030
Currency transaction Income	(1,316)
Income tax expense	6,481
Balance at December 31, 2022	$41,195

Schedule of reconciliation of theoretical income tax expense to actual income tax expense
	December 31,	December 31,
	2022	2021
	USD thousands	USD thousands
Loss before income taxes	(28,180)	(12,478)
Statutory tax rate	23%	23%
Theoretical tax benefit	(6,481)	(2,870)

Change in temporary differences for which deferred taxes were not recognized	(1,696)	(1,332)
Tax rate differential	20	(101)
Non-deductible expenses	744	239
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards	6,879	4,064
Actual income tax expense (Benefit)	(534)	-